LOANS AND DEBENTURES (Details 9)	12 Months Ended
Dec. 31, 2022
Debentures Issue [Member]
IfrsStatementLineItems [Line Items]
Title	Eurobonds	[1]
Covenant	Net debt / Adjusted Ebitda for the Covenant	[1],[2]
Ratio required Issuer	2.5 or less	[1]
Ratio required cemig	3.0 or less	[1]
Compliance required	Semi-annual and annual	[1]
Debentures Issue 1 [Member]
IfrsStatementLineItems [Line Items]
Title	7th and 8th Debentures Issuance
Covenant	Net debt / Adjusted Ebitda
Ratio required Issuer	3.5 or less
Debentures Issue 2 [Member]
IfrsStatementLineItems [Line Items]
Title	Gasmig Debentures (2)
Covenant	Ebitda / Debt servicing
Ratio required Issuer	1.3 or more
Compliance required	Annual
Debentures Issue 5 [Member]
IfrsStatementLineItems [Line Items]
Covenant	General indebtedness (Total liabilities/Total assets)
Ratio required Issuer	Less than 0.6
Compliance required	Annual
Debentures Issue 6 [Member]
IfrsStatementLineItems [Line Items]
Covenant	Ebitda / Net finance results	[3]
Ratio required Issuer	2.5 or more	[3]
Compliance required	Annual	[3]
Debentures Issue 7 [Member]
IfrsStatementLineItems [Line Items]
Covenant	Net debt / Ebitda
Ratio required Issuer	The following or less:
Compliance required	Annual
Debentures Issue 3 [Member]
IfrsStatementLineItems [Line Items]
Title	8th Debentures Issuance
Covenant	Ebitda/Debt servicing
Ratio required Issuer	1.3 or more
Compliance required	Annual
Debentures Issue 8 [Member]
IfrsStatementLineItems [Line Items]
Covenant	Net debt/EBITDA
Ratio required Issuer	3.0 or less
Compliance required	Annual
Debentures Issue 4 [Member]
IfrsStatementLineItems [Line Items]
Title	9th Debenture Issue
Covenant	Net debt / Adjusted Ebitda	[4]
Ratio required Issuer	3.5 or less	[4]
Ratio required cemig	3.0 from Dec. 31st, 2022 to Jun. 30th, 2026 and,	[4]
Compliance required	Semi-annual and annual	[4]

[1]	Adjusted Ebtida corresponds to earnings before interest, income taxes and social contribution on net income, depreciation and amortization, calculated in accordance with CVM Resolution 156, dated June 23, 2022, from which non-operating income, any credits and non-cash gains that increase net income are subtracted, to the extent that they are non-recurring, and any cash payments made on a consolidated basis during such period in respect of non-cash charges that were added back in the determination of Ebtida in any prior period, and increased by non-cash expenses and non-cash charges, to the extent that they are non-recurring.
[2]	Non-compliance with financial covenants implies non-automatic early maturity. If early maturity is declared by the debenture holders, Gasmig must make the payment upon receipt of the notification.
[3]	If Gasmig is unable to achieve the required index, it will, within 120 days from the date of written notice from BNDESPAR or BNDES, provide guarantees acceptable to the debenture holders for the total amount of the debt, in compliance with the rules of the National Monetary Council, unless the required indexes are reestablished within that period. Certain contractually foreseen situations may cause early maturity of other debts (cross default).
[4]	Non-compliance with financial covenants implies early maturity resulting in the immediate enforceability of payment by CEMIG GT of the Unit Nominal Value or Updated Unit Nominal Value of the Debentures, as the case may be, plus remuneration, in addition to the other charges due, regardless of judicial or extrajudicial notice, notification or interpellation.